Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Serina Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38519
Entity Tax Identification Number	82-1436829
Entity Address, Address Line One	601 Genome Way
Entity Address, Address Line Two	Suite 2001
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806
City Area Code	(256)
Local Phone Number	327-9630
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001708599
Amendment Flag	false